Acquisitions, disposals and discontinued operations - Acquisition of RealWeb (Details) - RUB (₽) ₽ in Millions		1 Months Ended	12 Months Ended
	Dec. 15, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of cash flows on acquisition:
Total cash acquired in business combination			₽ (47)	₽ 1,012	₽ (501)
RealWeb
Acquisitions
Percentage of voting equity interests acquired	79.00%
Cash consideration	₽ 1,773
Net assets acquired:
Intangible assets	1,163
Software	792
Trademarks	371
Trade and other receivables	3,248
Cash and cash equivalents	3,089
Other assets	116
Deferred tax	(123)
Trade and other payables	(6,140)
Other liabilities	(273)
Total identifiable net assets at fair value	1,080
Group's share of net assets acquired	849
Goodwill arising on acquisition	924
Goodwill expected to be deductible for income tax purposes	0
Revenue from the acquisition date to the reporting date		₽ 981
Analysis of cash flows on acquisition:
Cash paid	(1,773)
Net cash acquired with the subsidiaries	3,089
Total cash acquired in business combination	₽ 1,316